Share based payments - Performance Stock Units PSUs (Details) $ in Millions	6 Months Ended
	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares on conversion (in shares) | shares	1
Total share based payment expense | $	$ 52	$ 55
Performance stock units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares on conversion (in shares) | shares	1
Vesting period	3 years
Maximum upside payout percentage	1.50
Total share based payment expense | $	$ 6